Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Mar. 31, 2022
Building and building components
Property Plant And Equipment [Line Items]
Depreciation method	Straight-line
Building and building components | Maximum
Property Plant And Equipment [Line Items]
Depreciation period	40 years
Building and building components | Minimum
Property Plant And Equipment [Line Items]
Depreciation period	20 years
Laboratory, and plant equipment
Property Plant And Equipment [Line Items]
Depreciation method	Straight-line
Laboratory, and plant equipment | Maximum
Property Plant And Equipment [Line Items]
Depreciation period	20 years
Laboratory, and plant equipment | Minimum
Property Plant And Equipment [Line Items]
Depreciation period	10 years
Furniture and office equipment
Property Plant And Equipment [Line Items]
Depreciation method	Declining balance
Furniture and office equipment | Maximum
Property Plant And Equipment [Line Items]
Depreciation rate	30.00%
Furniture and office equipment | Minimum
Property Plant And Equipment [Line Items]
Depreciation rate	20.00%
Computer equipment
Property Plant And Equipment [Line Items]
Depreciation method	Straight-line
Computer equipment | Maximum
Property Plant And Equipment [Line Items]
Depreciation period	5 years
Computer equipment | Minimum
Property Plant And Equipment [Line Items]
Depreciation period	2 years